Income taxes - Narrative (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 48,989,000	$ 46,564,000
Cash and cash equivalents	864,209,000	1,461,145,000
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	203,415,000	195,358,000
Deferred tax asset is recognised from loss	188,978,000	180,647,000
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	471,820,000	470,177,000
Net deferred tax asset	4,973,000	4,616,000
Deferred tax asset is recognised from loss	19,254,000	17,869,000
Unrecognized losses	452,566,000	452,308,000
Expiring at various dates up to 2043 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	63,937,000	39,077,000
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	139,478,000	156,281,000
Unrecognized losses	14,437,000	14,711,000
Foreign countries | Total for all subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	667,609,000	1,315,252,000
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 11,167,109,000	$ 9,308,421,000